RECLASSIFICATION OF PRIOR QUARTER PRESENTATION (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended	3 Months Ended		9 Months Ended				12 Months Ended
	Feb. 25, 2022	Feb. 07, 2022	Oct. 31, 2019	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022		Sep. 30, 2021		Dec. 31, 2021		Dec. 31, 2020		Oct. 31, 2020
Sales and marketing expenses				$ 1,106	$ 1,976	$ 3,985		$ 4,234		$ 5,551		$ 2,314
Total consideration			$ 1,200
Notes Receivables			$ 1,000
Interest Rate			6.00%
Discount on the notes receivable			$ 100
Interest Income										$ 100		$ 100
Issuance of stock option exercised							[1]	200,000	[1]	200,000	[2]		[2]
Fair value														$ 7.50
Subsequent Event [Member]
Gross proceeds from offerings		$ 75,000
Subsequent Event [Member] | Employees and Officer [Member]
Issuance of stock option exercised	290,000
Subsequent Event [Member] | Employees and Officer [Member]
Share issuance price	$ 3.27
Subsequent Event [Member] | Consultants [Member]
Warrants	80,000
Fair value	$ 3.27
Revision of Prior Period, Reclassification, Adjustment [Member] | General and Administrative Expense [Member]
Sales and marketing expenses						$ 900

[1]	As of September 30, 2022, the aggregate intrinsic value of stock options outstanding was $0.
[2]	On the respective exercise dates, the aggregate intrinsic value of shares of Common Stock issued upon exercise of stock options amounted to $0.6 million.